Shareholder Report, Average Annual Return (Details) 198338_SGI Global Equity Fund_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	22.09%	7.80%	8.99%
S&P Global BMI TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global BMI Total Return Index
Average Annual Return, Percent	22.49%	10.72%	12.65%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	22.35%	10.88%	12.58%